Leases	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Leases
Note 10. Leases
The following table summarizes the ROU assets and lease liabilities recorded on the Company’s combined balance sheets as of June 30, 2022 and 2021:

	Line Item in the Company’s Combined Balance Sheets	June 30, 2022	June 30, 2021
Right-of-use assets:
Operating leases	Right-of-use lease assets	$271,154	$95,775
Lease liabilities:
Operating leases, current	Operating lease liabilities, current	(39,006)	(40,926)
Operating leases, noncurrent	Operating lease liabilities, non-current	(254,114)	(77,211)

Total lease liabilities		$(293,120)	$(118,137)

The following table summarizes the activity recorded within the Company’s combined statements of operations for Fiscal Years 2022, 2021 and 2020:

	Line Item in the Company’s Combined Statements of Operations	Years Ended June 30,
		2022	2021	2020
Operating lease cost	Direct operating expenses	$22,360	$20,138	$20,029
Operating lease cost	Selling, general and administrative expenses	9,782	9,773	11,891
Variable lease cost	Direct operating expenses	147	247	221
Variable lease cost	Selling, general and administrative expenses	41	39	47

Total lease cost		$32,330	$30,197	$32,188

In November 2021, MSG Entertainment executed an agreement with the existing landlord for its New York corporate office space, which will be assigned to the Company, pursuant to which it will be relocating from the space that the Company currently occupies to newly renovated office space within the same building. The Company will not be involved in the design or construction of the new space for purposes of the Company’s buildout prior to obtaining possession, which is expected to occur in Fiscal Year 2024. Upon obtaining possession of the space, the new lease is expected to result in an additional lease obligation and right of use asset. While lease payments under the new lease agreement will be recognized as a lease expense on a straight-line basis over the lease term, the Company will begin paying full rent in the second half of Fiscal Year 2026 due to certain tenant incentives included in the arrangement. Base rent payments will increase every five years beginning in Fiscal Year 2031 in accordance with the terms of the lease. The Company anticipates entering into a new sublease agreement with MSG Sports for a lease term equivalent to the November 2021 agreement that MSG Entertainment entered into with the existing landlord. The future lease payments related to this new lease for the next five fiscal years and thereafter are expected to be as follows:

Fiscal Year 2023	$—
Fiscal Year 2024	—
Fiscal Year 2025	10,121
Fiscal Year 2026	16,276
Fiscal Year 2027	39,207
Thereafter (Fiscal Year 2028 to Fiscal Year 2046)	838,789

Total lease payments	$904,393

Supplemental cash flow information related to operating leases is as follows:

	Years Ended June 30,
	2022	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$33,312	$29,380	$37,081
Lease assets obtained in exchange for new lease obligations	$298,100	$—	$6,966
Maturities of operating lease liabilities as of June 30, 2022 are as follows:

Fiscal year ending June 30, 2023	$40,730
Fiscal year ending June 30, 2024	45,047
Fiscal year ending June 30, 2025	30,951
Fiscal year ending June 30, 2026	11,409
Fiscal year ending June 30, 2027	22,666
Thereafter	253,699

Total lease payments	404,502
Less: imputed interest	111,382

Total lease liabilities	$293,120

The weighted average remaining lease term and weighted average discount rate for our operating leases are as follows:

	June 30,
	2022	2021
Weighted average remaining lease term (i n years )	12.9	3.6
Weighted average discount rate	4.79%	4.42%
As of June 30, 2022, the Company’s existing operating leases, which are recorded on the accompanying combined financial statements, have remaining lease terms ranging from 0.7 years to 16.1 years.
Lessor Arrangements
In connection with the 2020 Entertainment Distribution, the Company entered into Arena License Agreements with MSG Sports that, among other things, require the Knicks and the Rangers to play their home games at The Garden in exchange for fixed annual license fees scheduled to be paid monthly over the term of the agreements. The Company accounts for these license fees as operating lease revenue given that the Company provides MSG Sports with the right to direct the use of and obtain substantially all of the economic benefit from The Garden during Knicks and Rangers home games. Operating lease revenue is recognized on a straight-line basis over the lease term, adjusted pursuant to the terms of the Arena License Agreements. In the case of the Arena License Agreements, the lease terms relate to non-consecutive
periods of use when MSG Sports uses The Garden for their professional sports teams’ home games, and operating lease revenue is therefore recognized ratably as events occur.
The Arena License Agreements provide that license fees are not required to be paid by MSG Sports during periods when The Garden is unavailable for use due to a force majeure event. As a result of government-mandated suspension of events at The Garden beginning on March 13, 2020 due to the impact of the
COVID-19

pandemic, The Garden was not available for use by MSG Sports from the effective date of the Arena License Agreements through the first quarter of Fiscal Year 2021, and, accordingly, the Company did not record any operating lease revenue for this arrangement during the first quarter of Fiscal Year 2021. Use of The Garden resumed for Knicks and Rangers home games without fans in December 2020 and January 2021, respectively, and was available at 10% seating capacity from February through May 2021 when it became available at 100% seating capacity. The Company recorded $68,072 and $21,345 of revenues under the Arena License Agreements for Fiscal Year 2022 and 2021, respectively. In addition, the Company recorded revenues from third party and related party lease and sublease arrangements of $3,338 and $2,980 for Fiscal Year 2022 and 2021, respecti vely.